Subsequent events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Oct. 19, 2022	Oct. 11, 2022	Jan. 01, 2022	Sep. 30, 2022	Oct. 05, 2022
Subsequent Event [Line Items]
Sharebased compensation arrangement share options granted during period				0
Subsequent Event [Member]
Subsequent Event [Line Items]
Sharebased compensation arrangement share options granted during period			3,744,386
Sharebased compensation arrangement share options granted share price per share			$ 2.6
Sharebased compensation arrangement share options granted vesting period			4 years
Share based compensation arrangement share options granted fair value per share			$ 2.01
Sharebased compensation arrangement compensation cost not recognized			$ 7,519
Common stock exchange ratio			1.45823
Subsequent Event [Member] | Government Grant [Member]
Subsequent Event [Line Items]
Government grant awarded	$ 50,000	$ 1,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Deferred Bonus [Member]
Subsequent Event [Line Items]
Accelerated cash bonus payout					$ 2,310